--------------------------------------------------------------------------------

Alliance
Money
Reserves

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
June 30, 1999                                            Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           CERTIFICATES OF
           DEPOSIT -- 33.3%
           Barclays Bank Plc
$ 20,000   4.91%, 6/14/00 (b) .....................         4.96%   $ 19,990,752
  10,000   5.61%, 6/14/00 .........................         5.66       9,995,417
           Bayerische Landesbank
  42,000   4.89%, 3/30/00 (b) .....................         4.95      41,981,479
           Canadian Imperial
           Bank
  15,000   5.10%, 9/15/99 .........................         5.10      15,000,000
           Cariplo NY
   5,000   4.90%, 8/18/99 .........................         4.89       5,000,066
           Credit Communal
           De Belgique
  20,000   5.29%, 9/30/99 .........................         5.29      20,000,000
           Deutsche Bank
  13,000   4.88%, 8/16/99 (b) .....................         4.95      12,998,910
  10,000   5.11%, 2/22/00 .........................         5.16       9,997,821
  20,000   5.44%, 6/01/00 .........................         5.49      19,991,160
  15,000   5.58%, 6/12/00 .........................         5.63      14,995,897
           Hessische Landesbank
  15,000   5.22%, 2/29/00 .........................         5.24      14,997,597
           National Westminster
           Bank
  55,000   4.88%, 4/17/00 (b) .....................         4.94      54,975,423
  15,000   5.67%, 7/05/00 .........................         5.72      14,994,175
           Nordeutsche
           Landesbank
  15,000   5.05%, 2/14/00 .........................         5.08      14,997,290
  10,000   5.26%, 5/18/00 .........................         5.30       9,996,605
  10,000   5.66%, 7/27/99 .........................         5.71       9,999,659
           Rabo Bank
  30,000   5.11%, 2/18/00 .........................         5.16      29,994,487
  18,000   5.65%, 7/26/99 .........................         5.70      17,999,410
           State Street Bank &
           Trust Co.
  25,000   4.95%, 9/13/99 .........................         4.95      25,000,000
           Toronto Dominion
           Bank
  25,000   4.81%, 8/09/99 (b) .....................         4.87      24,998,435
  15,000   5.07%, 2/17/00 .........................         5.10      14,996,797
  20,000   5.27%, 3/02/00 .........................         5.30      19,996,025
           UBS Finance Delaware,
           Inc.
  10,000   5.16%, 2/28/00 .........................         5.19       9,998,085
  10,000   5.22%, 5/10/00 .........................         5.26       9,996,688
  20,000   5.34%, 5/30/00 .........................         5.39      19,991,207
   5,000   5.36%, 5/30/00 .........................         5.61       4,988,303
                                                                    ------------
           Total Certificates of
           Deposit
           (amortized cost
           $467,871,688) ..........................                  467,871,688
                                                                    ------------
           COMMERCIAL PAPER -- 28.4%
           Associates Corp. of
           North America
  10,000   8/25/99 ................................         5.14       9,921,472
           BAA Plc
   5,000   9/15/99 ................................         4.84       4,948,911
           Banc One Corp.
  10,000   8/16/99 ................................         5.03       9,935,728
           Banco de Santander
           P.R.
  25,000   7/13/99 ................................         4.82      24,959,833
  12,504   9/14/99 ................................         5.07      12,371,927
           Bil North America, Inc.
   5,000   8/10/99 ................................         4.79       4,973,389
  10,000   9/15/99 ................................         4.82       9,898,244
   7,500   7/20/99 ................................         4.83       7,480,881
   4,000   7/23/99 ................................         4.83       3,988,194
           CBA (Finance) Delaware,
           Inc.
  10,000   9/15/99 ................................         4.84       9,897,822
           CS First Boston,
           Guernsey
  15,000   9/09/99 (c) ............................         4.87      14,857,958
  10,000   8/20/99 (c) ............................         5.06       9,929,722
           Dresdner Bank
  40,000   8/24/99 ................................         5.14      39,691,600
           First Chicago Financial
           Corp.
  15,000   7/14/99 ................................         4.99      14,972,971
           Ford Motor Credit
           Corp.
  30,000   7/01/99 ................................         5.75      30,000,000
           GE Capital
           International Funding
  10,000   8/24/99 ................................         5.15       9,922,750
  20,000   8/25/99 ................................         5.22      19,840,500

STATEMENT OF NET ASSETS (continued)                      Alliance Money Reserves

 Principal
  Amount
   (000)   Security(a)                                     Yield       Value
--------------------------------------------------------------------------------
           Government
           Development Bank of
           Puerto Rico
$ 11,000   7/01/99 ................................         5.00%   $ 11,000,000
           J.P. Morgan & Co., Inc.
  15,000   9/15/99 ................................         5.04      14,840,400
   8,000   9/15/99 ................................         5.05       7,914,711
           National City Corp.
  20,000   8/11/99 ................................         5.18      19,882,011
  12,000   8/13/99 ................................         5.20      11,925,467
           Park Avenue Receivables
           Corp.
  20,000   8/25/99 (c) ............................         5.35      19,836,528
           Shell Finance
  22,800   8/10/99 ................................         5.25      22,667,000
           Societe Generale N.A.,
           Inc.
  10,000   8/25/99 ................................         4.89       9,925,292
           Thames Global Asset
           Funding
  10,000   9/15/99 (c) ............................         5.10       9,892,333
           UNI Funding, Inc.
  35,000   7/15/99 ................................         4.82      34,934,394
                                                                    ------------
           Total Commercial Paper
           (amortized cost
           $400,410,038) ..........................                  400,410,038
                                                                    ------------
           CORPORATE
           OBLIGATIONS -- 16.0%
           Allstate Life Insurance
           Funding Agreement
  20,000   4.96%, 9/01/99 FRN (d) .................         4.96      20,000,000
           American General
           Annuity Insurance Co.
           Funding Agreement
   5,000   4.95%, 9/01/99 (d) .....................         4.95       5,000,000
           General American
           Funding Corp.
           Funding Agreement
  60,000   5.12%, 7/09/99 FRN .....................         5.12      60,000,000
           General Electric
           Capital Corp.
  20,000   4.95%, 4/12/00 FRN .....................         4.95      20,000,000
           J.P. Morgan & Co., Inc.
  30,000   4.82%, 7/07/99 FRN .....................         4.86      29,999,592
           Merrill Lynch & Co., Inc.
   5,000   5.09%, 2/07/00 MTN .....................         5.09       5,000,000
  10,000   5.33%, 9/30/99 FRN .....................         5.33      10,000,000
           Prudential of America
           Insurance Co. Funding
           Agreement
  11,000   4.94%, 11/30/00 FRN ....................         4.94      11,000,000
           Security Benefit Life
           Insurance Co. Funding
           Agreement
  20,000   5.06%, 10/14/99 (d) ....................         5.06      20,000,000
           Sigma Finance
  15,000   5.00%, 9/15/99 FRN (c) .................         5.00      15,000,000
  20,000   5.20%, 6/30/00 FRN (c) .................         5.20      20,000,000
           Travelers Life
           Funding Agreement
  10,000   5.05%, 10/21/99 FRN (d) ................         5.05      10,000,000
                                                                    ------------
           Total Corporate
           Obligations
           (amortized cost
           $225,999,592) ..........................                  225,999,592
                                                                    ------------
           BANK OBLIGATIONS -- 6.4%
           Abbey National Treasury
           Services
  15,000   4.80%, 7/15/99 FRN .....................         4.87      14,999,635
           CS First Boston,
           Guernsey
  15,000   5.00%, 9/23/99 MTN (c) .................         5.00      15,000,000
           First National Bank
  15,000   5.60%, 6/14/00 .........................         5.65      14,993,124
           Lasalle National Bank
  15,000   4.95%, 8/19/99 .........................         4.98      14,999,823
           Royal Bank of Canada
  30,000   5.44%, 8/25/99 FRN .....................         5.52      29,996,465
                                                                    ------------
           Total Bank Obligations
           (amortized cost
           $89,989,047) ...........................                   89,989,047
                                                                    ------------
           TIME DEPOSITS -- 5.7%
           Republic National Bank
  50,000   5.88%, 7/01/99 .........................         5.88      50,000,000
           Societe Generale Bank
  20,000   6.00%, 7/01/99 .........................         6.00      20,000,000
           Westdeutsche
           Landesbank
  10,400   5.81%, 7/01/99 .........................         5.81      10,400,000
                                                                    ------------
           Total Time Deposits
           (amortized cost
           $80,400,000) ...........................                   80,400,000
                                                                    ------------

                                                         Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)   Security(a)                                   Yield        Value
-------------------------------------------------------------------------------
           U.S. GOVERNMENT
           AGENCY OBLIGATIONS -- 5.7%
           Federal Home Loan
           Bank
$ 15,000   5.00%, 2/10/00 .........................       5.00%  $   15,000,000
           Student Loan
           Marketing Assn.
  10,000   5.56%, 11/24/99 FRN ....................       5.59        9,998,800
  30,000   5.59%, 2/04/00 FRN .....................       5.61       29,996,494
  25,000   5.64%, 11/09/99 FRN ....................       5.70       24,994,706
                                                                 --------------
           Total U.S. Government
           Agency Obligations
           (amortized cost
           $79,990,000) ...........................                  79,990,000
                                                                 --------------
           PROMISSORY NOTES-5.0%
           Goldman Sachs
           Group LP
$ 15,000   4.98%, 8/02/99 (c) .....................       4.98%     $15,000,000
  32,000   4.98%, 10/12/99 (c) ....................       4.98       32,000,000
  23,000   5.03%, 11/19/99 (c) ....................       5.03       23,000,000
                                                                 --------------
           Total Promissory Notes
           (amortized cost
           $70,000,000) ...........................                  70,000,000
                                                                 --------------
           TOTAL INVESTMENTS -- 100.5%
           (amortized cost
           $1,414,660,365) ........................               1,414,660,365
           Other assets less
           liabilities-(0.5%) .....................                  (7,271,464)
                                                                 --------------
           NET ASSETS -- 100%
           (offering and redemption
           price of $1.00 per share;
           1,408,575,936 shares
           outstanding) ...........................              $1,407,388,901
                                                                 ==============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.

(b)   Variable Rate Security. Stated interest rate in effect at June 30, 1999.

(c) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to $174,516,541, representing 12.4% of net assets.

(d) Funding Agreements which are illiquid securities and subject to restrictions as to resale. These securities amounted to $55,000,000, representing 3.9% of net assets (see Note A).

      Glossary of Terms:

      FRN   Floating Rate Note
      MTN   Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999                                 Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest ......................................................                  $ 74,347,534
EXPENSES
   Advisory fee (Note B) .........................................   $  7,028,098
   Distribution assistance and administrative service (Note C) ...      5,482,962
   Transfer agency (Note B) ......................................        860,826
   Registration fees .............................................        567,269
   Custodian fees ................................................        228,263
   Printing ......................................................        133,380
   Audit and legal fees ..........................................         50,447
   Trustees' fees ................................................         10,370
   Miscellaneous .................................................         30,362
                                                                     ------------
   Total expenses ................................................     14,391,977
   Less: expense reimbursement ...................................       (304,024)
                                                                     ------------
   Net expenses ..................................................                    14,087,953
                                                                                    ------------
   Net investment income .........................................                    60,259,581
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..................                         1,042
                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................                  $ 60,260,623
                                                                                    ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                         Year Ended         Year Ended
                                                       June 30, 1999      June 30, 1998
                                                      ---------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..........................   $    60,259,581    $    53,704,005
   Net realized gain on investment transactions ...             1,042              1,898
                                                      ---------------    ---------------
   Net increase in net assets from operations .....        60,260,623         53,705,903
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..........................       (60,259,581)       (53,704,005)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..........................       241,040,921        155,581,838
                                                      ---------------    ---------------
   Total increase .................................       241,041,963        155,583,736
NET ASSETS
   Beginning of year ..............................     1,166,346,938      1,010,763,202
                                                      ---------------    ---------------
   End of year ....................................   $ 1,407,388,901    $ 1,166,346,938
                                                      ===============    ===============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, broker age, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $304,024.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $319,210 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $1,568 under an expense offset arrangement with Alliance Fund Services.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $3,521,988. In

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and book keeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $1,960,974, of which $138,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $617,316, of which $72,812 expires in 2001, $64,655 expires in 2002 and $479,849 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 1999, capital paid-in aggregated $1,408,006,217. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended        Year Ended
                                                     June 30,          June 30,
                                                       1999              1998
                                                  --------------    --------------
Shares sold ...................................    2,797,230,722     3,468,843,260
Shares issued on reinvestments of dividends ...       60,259,581        53,704,005
Shares redeemed ...............................   (2,616,449,382)   (3,366,965,427)
                                                  --------------    --------------
Net increase ..................................      241,040,921       155,581,838
                                                  ==============    ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each
Year

                                                                           Year Ended June 30,
                                                           --------------------------------------------------
                                                            1999       1998       1997       1996       1995
                                                           ------     ------     ------     ------     ------
Net asset value, beginning of year .....................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                           ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) ..............................     .043       .047       .045       .047       .045
                                                           ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ...................    (.043)     (.047)     (.045)     (.047)     (.045)
                                                           ------     ------     ------     ------     ------
Net asset value, end of year ...........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                           ======     ======     ======     ======     ======
Total Return
Total investment return based on net asset value (b) ...     4.39%      4.83%      4.64%      4.81%      4.50%
Ratios/Supplemental Data
Net assets, end of year (in millions) ..................   $1,407     $1,166     $1,011     $  755     $2,510
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .........     1.00%      1.00%      1.00%      1.00%      1.00%
   Expenses, before waivers and reimbursements .........     1.02%      1.02%      1.06%      1.00%      1.04%
   Net investment income (a) ...........................     4.28%      4.72%      4.55%      4.80%      4.53%

--------------------------------------------------------------------------------
(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

INDEPENDENT AUDITOR'S REPORT                             Alliance Money Reserves
================================================================================

To the Board of Trustees and Shareholders
Alliance Money Reserves Portfolio

We have audited the accompanying statement of net assets of Alliance Money Reserves Portfolio as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Reserves Portfolio as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999


8
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

Alliance Money Reserves                                        -----------------
1345 Avenue of the Americas, New York, NY 10105                    BULK RATE
Toll free 1 (800) 221-5672                                       U.S. POSTAGE
                                                                     PAID
Yields. For current recorded yield information on Alliance       New York, NY
Money Reserves, call on a touch-tone telephone toll-free        Permit No. 7131
(800) 251-0539 and press the following sequence of keys:       -----------------

- - - - - - -
1 # 1 # 3 6 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMRAR699